EATON VANCE SHORT DURATION HIGH INCOME FUND

Supplement to Statement of Additional Information (“SAI”) dated November 1, 2013

EATON VANCE ASIAN SMALL COMPANIES FUND

EATON VANCE GEORGIA MUNICIPAL INCOME FUND

EATON VANCE GREATER CHINA GROWTH FUND

EATON VANCE MARYLAND MUNICIPAL INCOME FUND

EATON VANCE MISSOURI MUNICIPAL INCOME FUND

EATON VANCE MULTI-CAP GROWTH FUND

EATON VANCE NORTH CAROLINA MUNICIPAL INCOME FUND

EATON VANCE OREGON MUNICIPAL INCOME FUND

EATON VANCE RICHARD BERNSTEIN ALL ASSET STRATEGY FUND

EATON VANCE RICHARD BERNSTEIN EQUITY STRATEGY FUND

EATON VANCE SOUTH CAROLINA MUNICIPAL INCOME FUND

EATON VANCE VIRGINIA MUNICIPAL INCOME FUND

EATON VANCE WORLDWIDE HEALTH SCIENCES FUND

Supplement to SAIs dated January 1, 2014

EATON VANCE AMT-FREE MUNICIPAL INCOME FUND

EATON VANCE BUILD AMERICA BOND FUND

EATON VANCE CALIFORNIA MUNICIPAL INCOME FUND

EATON VANCE MASSACHUSETTS MUNICIPAL INCOME FUND

EATON VANCE NATIONAL MUNICIPAL INCOME FUND

EATON VANCE NEW YORK MUNICIPAL INCOME FUND

EATON VANCE OHIO MUNICIPAL INCOME FUND

Supplement to SAIs dated February 1, 2014

EATON VANCE ATLANTA CAPITAL FOCUSED GROWTH FUND

EATON VANCE ATLANTA CAPITAL HORIZON GROWTH FUND

EATON VANCE ATLANTA CAPITAL SELECT EQUITY FUND

EATON VANCE ATLANTA CAPITAL SMID-CAP FUND

Supplement to SAI dated February 1, 2014 as revised July 1, 2014

EATON VANCE CURRENCY INCOME ADVANTAGE FUND

EATON VANCE DIVERSIFIED CURRENCY INCOME FUND

EATON VANCE EMERGING MARKETS LOCAL INCOME FUND

EATON VANCE FLOATING-RATE ADVANTAGE FUND

EATON VANCE FLOATING-RATE FUND

EATON VANCE FLOATING-RATE & HIGH INCOME FUND

EATON VANCE GLOBAL DIVIDEND INCOME FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND

EATON VANCE MULTI-STRATEGY ABSOLUTE RETURN FUND

EATON VANCE MULTI-STRATEGY ALL MARKET FUND

EATON VANCE SHORT DURATION REAL RETURN FUND

EATON VANCE SHORT DURATION STRATEGIC INCOME FUND

EATON VANCE TAX-MANAGED EQUITY ASSET ALLOCATION FUND

EATON VANCE TAX-MANAGED GLOBAL DIVIDEND INCOME FUND

EATON VANCE TAX-MANAGED MULTI-CAP GROWTH FUND

EATON VANCE TAX-MANAGED SMALL-CAP FUND

EATON VANCE TAX-MANAGED SMALL-CAP VALUE FUND

EATON VANCE TAX-MANAGED VALUE FUND

EATON VANCE U.S. GOVERNMENT MONEY MARKET FUND

Supplement to SAIs dated March 1, 2014

EATON VANCE GOVERNMENT OBLIGATIONS FUND

EATON VANCE HIGH INCOME OPPORTUNITIES FUND

EATON VANCE INCOME FUND OF BOSTON

EATON VANCE SHORT DURATION GOVERNMENT INCOME FUND

Supplement to SAI dated March 1, 2014 as revised July 1, 2014

EATON VANCE HEDGED STOCK FUND

Supplement to SAI dated April 1, 2014

EATON VANCE VT FLOATING-RATE INCOME FUND

EATON VANCE VT LARGE-CAP VALUE FUND

Supplement to SAI dated April 15, 2014

EATON VANCE COMMODITY STRATEGY FUND

EATON VANCE GREATER INDIA FUND

EATON VANCE INVESTMENT GRADE INCOME FUND

EATON VANCE TAX-MANAGED GROWTH FUND 1.1

EATON VANCE TAX-MANAGED GROWTH FUND 1.2

Supplement to SAIs dated May 1, 2014

EATON VANCE BALANCED FUND

EATON VANCE DIVIDEND BUILDER FUND

EATON VANCE GROWTH FUND

EATON VANCE LARGE-CAP VALUE FUND

EATON VANCE REAL ESTATE FUND

EATON VANCE SMALL-CAP FUND

EATON VANCE SMALL-CAP VALUE FUND

EATON VANCE SPECIAL EQUITIES FUND

EATON VANCE STOCK FUND

Supplement to SAI dated May 1, 2014 as revised November 3, 2014

EATON VANCE HIGH YIELD MUNICIPAL INCOME FUND

EATON VANCE TAX-ADVANTAGED BOND STRATEGIES INTERMEDIATE FUND

EATON VANCE TAX-ADVANTAGED BOND STRATEGIES LONG TERM FUND

EATON VANCE TAX-ADVANTAGED BOND STRATEGIES SHORT TERM FUND

Supplement to SAIs dated June 1, 2014

EATON VANCE FOCUSED GROWTH OPPORTUNITIES FUND

EATON VANCE FOCUSED VALUE OPPORTUNITIES FUND

EATON VANCE GLOBAL NATURAL RESOURCES FUND

Supplement to SAIs dated July 1, 2014

EATON VANCE FLOATING-RATE MUNICIPAL INCOME FUND

EATON VANCE MASSACHUSETTS LIMITED MATURITY MUNICIPAL INCOME FUND

EATON VANCE NATIONAL LIMITED MATURITY MUNICIPAL INCOME FUND

EATON VANCE NEW YORK LIMITED MATURITY MUNICIPAL INCOME FUND

Supplement to SAIs dated August 1, 2014

EATON VANCE RICHARD BERNSTEIN MARKET OPPORTUNITIES FUND

Supplement to SAI dated September 2, 2014

EATON VANCE VT BOND FUND

Supplement to SAI dated September 15, 2014

EATON VANCE BOND FUND II

EATON VANCE GLOBAL MACRO CAPITAL OPPORTUNITIES FUND

Supplement to SAIs dated November 3, 2014

The following paragraph is replaced under “Calculation of Net Asset Value”:

The Board has approved procedures pursuant to which investments are valued for purposes of determining the Fund’s net asset value.  Listed below is a summary of the methods generally used to value investments (some or all of which may be held by the Fund) under the procedures.

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Equity securities (including common stock, exchange traded funds, closed end funds, preferred equity securities, exchange traded notes and other instruments that trade on recognized stock exchanges) are valued at the last sale, official close or if there are no reported sales at the mean between the bid and asked price on the primary exchange on which they are traded.

•

Most debt obligations are valued on the basis of market valuations furnished by a pricing service or at the mean of the bid and asked prices provided by recognized broker/dealers of such securities.  The pricing service may use a pricing matrix to determine valuation.

•

Short-term obligations and money market securities maturing in sixty days or less typically are valued at amortized cost which approximates value.

•

Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange quotations supplied by a pricing service.

•

Senior and Junior Loans are valued on the basis of prices furnished by a pricing service.  The pricing service uses transactions and market quotations from brokers in determining values.

•

Futures contracts are valued at the settlement or closing price on the primary exchange or board of trade on which they are traded.

•

Exchange-traded options are valued at the mean of the bid and asked prices.  Over-the-counter options are valued based on quotations obtained from a pricing service or from a broker (typically the counterparty to the option).

•

Non-exchange traded derivatives (including swap agreements (other than those which have been centrally cleared), forward contracts and equity participation notes) are generally valued on the basis of valuations provided by a pricing service or using quotes provided by a broker/dealer (typically the counterparty).  Swap agreements that have been cleared by a central counterparty (“CCP”) are valued at the daily settlement price provided by the CCP.

•

Precious metals are valued are valued at the New York Composite mean quotation.

•

Liabilities with a payment or maturity date of 364 days or less are stated at their principal value and longer dated liabilities generally will be carried at their fair value.

•

Valuations of foreign equity securities and exchange-traded futures contracts on non-North American equity indices may be adjusted from prices in effect at the close of trading on foreign exchanges to more accurately reflect their fair value as of the close of regular trading on the Exchange. Such fair valuations may be based on information provided by a pricing service.

December 3, 2014